Trade receivables	6 Months Ended
Jun. 30, 2024
Trade receivables
Trade receivables

15.Trade receivables

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Trade receivables	42,694	51,840
Loss allowance	(7,258)	(6,183)
Total trade receivables	35,436	45,657

The trade receivables are comprised essentially of receivables from wholesalers or agents, who are limited in number and with whom the Group maintains long-term relationships.

For each of the periods presented, no single customer accounted for more than 5% of the Group’s consolidated revenue. The present value of trade receivables is identical to its carrying amount.